Income Taxes - Deferred Tax Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets opening balance	$ 0.0
Deferred tax liabilities opening balance	(14.0)
Net deferred income tax liabilities opening balance	(14.0)	$ (0.7)
Statements of earnings (loss)	(38.6)	(13.0)
OCI	0.0	(0.3)
Deferred tax assets ending balance	0.0	0.0
Deferred tax liabilities ending balance	(52.6)	(14.0)
Net deferred income tax liabilities ending balance	(52.6)	(14.0)
Exploration and evaluation assets
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets opening balance	283.3	442.4
Statements of earnings (loss)	32.0	(159.1)
OCI	0.0	0.0
Deferred tax assets ending balance	315.3	283.3
Non-capital losses
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets opening balance	0.0
Statements of earnings (loss)	39.7
OCI	0.0
Deferred tax assets ending balance	39.7	0.0
Asset retirement obligations
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets opening balance	52.6	0.0
Statements of earnings (loss)	1.9	52.6
OCI	0.0	0.0
Deferred tax assets ending balance	54.5	52.6
Repurchase option
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets opening balance	0.0	91.5
Statements of earnings (loss)		(91.5)
OCI		0.0
Deferred tax assets ending balance		0.0
Other assets
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax assets opening balance	61.3	43.8
Statements of earnings (loss)	24.1	17.6
OCI	0.0	(0.1)
Deferred tax assets ending balance	85.4	61.3
Plant and equipment
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities opening balance	(383.1)	(572.8)
Statements of earnings (loss)	(74.7)	189.7
OCI	0.0	0.0
Deferred tax liabilities ending balance	(457.8)	(383.1)
Mining duties
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities opening balance	(7.4)	0.0
Statements of earnings (loss)	(66.9)	(7.4)
OCI	0.0	0.0
Deferred tax liabilities ending balance	(74.3)	(7.4)
Other liabilities
Reconciliation of changes in deferred tax asset (liability) [abstract]
Deferred tax liabilities opening balance	(20.7)	(5.6)
Statements of earnings (loss)	5.3	(14.9)
OCI	0.0	(0.2)
Deferred tax liabilities ending balance	$ (15.4)	$ (20.7)